REVENUES (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue [Table Text Block]
    Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$18	$765	$851	$1,112	$8,637	$682	$2	$12,067
Other revenue	—	1,029	47	32	41	4	56	1,209
	$18	$1,794	$898	$1,144	$8,678	$686	$58	$13,276

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$81	$1,448	$1,777	$2,189	$16,712	$1,138	$2	$23,347
Other revenue	—	2,222	60	68	81	7	122	2,560
	$81	$3,670	$1,837	$2,257	$16,793	$1,145	$124	$25,907

Disclosure of revenue from contracts with customers [text block]
Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$326	$11	$63	$7,190	$682	$2	$8,274
Services transferred over a period of time	18	439	840	1,049	1,447	—	—	3,793
	$18	$765	$851	$1,112	$8,637	$682	$2	$12,067

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$580	$41	$125	$13,695	$1,138	$2	$15,581
Services transferred over a period of time	81	868	1,736	2,064	3,017	—	—	7,766
	$81	$1,448	$1,777	$2,189	$16,712	$1,138	$2	$23,347